Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Not Accounted for at Fair Value
The following table includes the estimated fair value and carrying value of those assets and liabilities where the fair value may not approximate the carrying value. The table excludes cash, cash equivalents, and restricted cash, accounts receivable, accounts payable, accrued expenses, and other liabilities because the fair value approximates carrying value and, for accounts receivable and payable, are due in one year or less.

	December 31, 2024			December 31, 2025
	(in thousands)
	Fair Value Hierarchy	Carrying Amount (Liability)	Fair Value (Liability)	Fair Value Hierarchy	Carrying Amount (Liability)	Fair Value (Liability)
2024 Bonds (Note 12)	Level 2	$(100,000)	$(100,625)	Level 2	$(140,000)	$(141,400)
Secured term loan facilities and revolving credit facilities (Note 11)	Level 2	$(760,559)	$(760,559)	Level 2	$(767,885)	$(767,885)